Primary and secondary segments reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) operating_area segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of operating segments [abstract]
Number of operating segments | segment	5
Number of operating areas | operating_area	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,595,835	€ 1,508,250	€ 1,522,695
Loans and advances to customers	972,682	916,199	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	282,672	225,796	188,606
Debt instruments	163,853	176,554	184,596
Other financial assets	75,864	82,769	82,047
Other asset accounts	100,764	106,932	125,228
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
Customer deposits	918,344	849,310	824,365
Central banks and credit institutions	201,189	184,679	175,163
Marketable debt securities	246,163	235,269	261,977
Other financial liabilities	95,675	108,135	107,374
Other liabilities accounts	37,411	39,535	43,157
Total equity	97,053	91,322	110,659	€ 106,970
Other customer funds under management	186,927	168,254	176,911
Investment funds	145,987	131,965	142,988
Pension funds	16,078	15,577	11,844
Assets under management	24,862	20,712	22,079
Other non-managed marketed customer funds	48,385	38,563	49,490
(Condensed) income statement
Net interest income	33,370	31,994	35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	83	636
Total income	46,404	44,279	49,229
Administrative expenses, depreciation and amortisation	(21,415)	(21,130)	(23,280)
Profit from operations	24,989	23,149	25,949
Net loan-loss provisions	(7,436)	(12,432)	(9,321)
Other gains (losses) and provisions	(3,006)	(12,793)	(4,085)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Income tax	(4,894)	(5,632)	(4,427)
Profit/(loss) from continuing operations	9,653	(7,708)	8,116
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	9,653	(7,708)	8,116
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Attributable profit to the parent	8,124	(8,771)	6,515
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	29	50	31
Operating segment
(Condensed) income statement
Net interest income	33,370	31,994	35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	404	901
Total income	46,404	44,600	49,494
Administrative expenses, depreciation and amortisation	(21,415)	(20,967)	(23,280)
Profit from operations	24,989	23,633	26,214
Net loan-loss provisions	(7,436)	(12,174)	(9,321)
Other gains (losses) and provisions	(2,293)	(1,785)	(1,964)
Operating profit/(loss) before tax	15,260	9,674	14,929
Income tax	(5,076)	(3,516)	(5,103)
Profit/(loss) from continuing operations	10,184	6,158	9,826
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	10,184	6,158	9,826
Profit/(loss) attributable to non-controlling interests	1,530	1,077	1,574
Attributable profit to the parent	8,654	5,081	8,252
Operating segment | Europe
(Condensed) balance sheet
TOTAL ASSETS	981,154	942,620	926,768
Loans and advances to customers	590,610	563,581	563,101
Cash, balances at central banks and credit institutions and other deposits on demand	256,433	213,561	171,974
Debt instruments	67,068	81,271	101,189
Other financial assets	37,250	48,313	53,918
Other asset accounts	29,793	35,894	36,586
TOTAL LIABILITIES	936,057	899,990	882,479
Customer deposits	619,486	582,353	559,720
Central banks and credit institutions	193,307	167,014	156,201
Marketable debt securities	73,629	84,201	94,882
Other financial liabilities	38,706	54,634	59,241
Other liabilities accounts	10,929	11,788	12,435
Total equity	45,097	42,630	44,289
Other customer funds under management	114,698	99,301	86,558
Investment funds	82,641	71,239	62,203
Pension funds	15,994	15,487	11,746
Assets under management	16,063	12,575	12,609
Other non-managed marketed customer funds	25,572	21,913	32,707
(Condensed) income statement
Net interest income	10,952	9,912	10,072
Net fee income	4,344	4,000	4,423
Gains (losses) on financial transactions	756	868	1,045
Other operating income	260	(106)	399
Total income	16,312	14,674	15,939
Administrative expenses, depreciation and amortisation	(8,318)	(8,275)	(8,912)
Profit from operations	7,994	6,399	7,027
Net loan-loss provisions	(2,293)	(3,345)	(1,333)
Other gains (losses) and provisions	(1,290)	(970)	(792)
Operating profit/(loss) before tax	4,411	2,084	4,902
Income tax	(1,362)	(593)	(1,340)
Profit/(loss) from continuing operations	3,049	1,491	3,562
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,049	1,491	3,562
Profit/(loss) attributable to non-controlling interests	71	78	167
Attributable profit to the parent	2,978	1,413	3,395
Operating segment | North America
(Condensed) balance sheet
TOTAL ASSETS	244,734	223,797	223,972
Loans and advances to customers	137,428	120,571	133,727
Cash, balances at central banks and credit institutions and other deposits on demand	34,857	28,666	22,904
Debt instruments	38,500	38,403	33,749
Other financial assets	12,555	15,439	10,822
Other asset accounts	21,394	20,718	22,770
TOTAL LIABILITIES	215,955	199,735	199,993
Customer deposits	121,989	102,924	98,915
Central banks and credit institutions	35,059	38,017	38,952
Marketable debt securities	38,061	36,583	44,097
Other financial liabilities	14,652	16,182	11,773
Other liabilities accounts	6,194	6,029	6,256
Total equity	28,779	24,062	23,979
Other customer funds under management	13,949	12,501	14,319
Investment funds	12,112	10,864	11,703
Pension funds	84	90	98
Assets under management	1,753	1,547	2,518
Other non-managed marketed customer funds	20,213	15,920	15,872
(Condensed) income statement
Net interest income	8,204	8,470	8,926
Net fee income	1,644	1,684	1,776
Gains (losses) on financial transactions	224	251	229
Other operating income	914	628	673
Total income	10,986	11,033	11,604
Administrative expenses, depreciation and amortisation	(4,967)	(4,677)	(4,983)
Profit from operations	6,019	6,356	6,621
Net loan-loss provisions	(1,210)	(3,917)	(3,656)
Other gains (losses) and provisions	(145)	(132)	(203)
Operating profit/(loss) before tax	4,664	2,307	2,762
Income tax	(1,055)	(574)	(681)
Profit/(loss) from continuing operations	3,609	1,733	2,081
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,609	1,733	2,081
Profit/(loss) attributable to non-controlling interests	556	261	426
Attributable profit to the parent	3,053	1,472	1,655
Operating segment | South America
(Condensed) balance sheet
TOTAL ASSETS	257,805	238,746	253,919
Loans and advances to customers	123,920	113,745	125,122
Cash, balances at central banks and credit institutions and other deposits on demand	43,134	43,154	51,379
Debt instruments	51,451	49,304	45,622
Other financial assets	23,809	17,342	14,864
Other asset accounts	15,491	15,201	16,932
TOTAL LIABILITIES	237,364	218,918	231,361
Customer deposits	120,500	111,808	114,817
Central banks and credit institutions	44,303	42,040	41,999
Marketable debt securities	23,461	21,280	29,840
Other financial liabilities	40,490	35,456	34,072
Other liabilities accounts	8,610	8,334	10,633
Total equity	20,441	19,828	22,558
Other customer funds under management	57,428	55,965	76,023
Investment funds	51,234	49,850	69,071
Pension funds	0	0	0
Assets under management	6,194	6,115	6,952
Other non-managed marketed customer funds	103	72	60
(Condensed) income statement
Net interest income	11,323	10,723	13,316
Net fee income	3,721	3,589	4,787
Gains (losses) on financial transactions	716	765	564
Other operating income	(407)	(209)	(242)
Total income	15,353	14,868	18,425
Administrative expenses, depreciation and amortisation	(5,379)	(5,357)	(6,673)
Profit from operations	9,974	9,511	11,752
Net loan-loss provisions	(3,251)	(3,924)	(3,789)
Other gains (losses) and provisions	(474)	(320)	(749)
Operating profit/(loss) before tax	6,249	5,267	7,214
Income tax	(2,365)	(1,923)	(2,640)
Profit/(loss) from continuing operations	3,884	3,344	4,574
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,884	3,344	4,574
Profit/(loss) attributable to non-controlling interests	556	437	664
Attributable profit to the parent	3,328	2,907	3,910
Operating segment | Digital Consumer Bank
(Condensed) balance sheet
TOTAL ASSETS	159,683	146,851	140,273
Loans and advances to customers	113,937	113,258	114,504
Cash, balances at central banks and credit institutions and other deposits on demand	33,482	21,754	17,440
Debt instruments	5,280	5,659	3,196
Other financial assets	47	30	37
Other asset accounts	6,937	6,150	5,096
TOTAL LIABILITIES	147,108	134,241	128,107
Customer deposits	55,327	51,399	50,120
Central banks and credit institutions	49,109	41,567	33,652
Marketable debt securities	36,710	35,965	38,661
Other financial liabilities	1,397	1,370	1,652
Other liabilities accounts	4,565	3,940	4,022
Total equity	12,575	12,610	12,166
Other customer funds under management	852	475	0
Investment funds	0	0	0
Pension funds	0	0	0
Assets under management	852	475	0
Other non-managed marketed customer funds	2,497	658	851
(Condensed) income statement
Net interest income	4,281	4,263	4,221
Net fee income	821	771	843
Gains (losses) on financial transactions	8	16	(10)
Other operating income	229	116	90
Total income	5,339	5,166	5,144
Administrative expenses, depreciation and amortisation	(2,405)	(2,329)	(2,339)
Profit from operations	2,934	2,837	2,805
Net loan-loss provisions	(527)	(957)	(508)
Other gains (losses) and provisions	(194)	49	18
Operating profit/(loss) before tax	2,213	1,929	2,315
Income tax	(536)	(495)	(599)
Profit/(loss) from continuing operations	1,677	1,434	1,716
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,677	1,434	1,716
Profit/(loss) attributable to non-controlling interests	345	301	326
Attributable profit to the parent	1,332	1,133	1,390
Operating segment | Corporate Centre
(Condensed) balance sheet
TOTAL ASSETS	215,467	182,587	168,352
Loans and advances to customers	6,787	5,044	5,764
Cash, balances at central banks and credit institutions and other deposits on demand	88,918	61,174	32,804
Debt instruments	1,554	1,917	840
Other financial assets	2,203	1,645	2,406
Other asset accounts	116,005	112,807	126,538
TOTAL LIABILITIES	136,450	106,557	77,991
Customer deposits	1,042	826	793
Central banks and credit institutions	53,563	38,554	12,254
Marketable debt securities	74,302	57,240	54,497
Other financial liabilities	430	493	636
Other liabilities accounts	7,113	9,444	9,811
Total equity	79,017	76,030	90,361
Other customer funds under management	0	12	11
Investment funds	0	12	11
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	0	0	0
(Condensed) income statement
Net interest income	(1,390)	(1,374)	(1,252)
Net fee income	(28)	(29)	(50)
Gains (losses) on financial transactions	(141)	287	(297)
Other operating income	(27)	(25)	(19)
Total income	(1,586)	(1,141)	(1,618)
Administrative expenses, depreciation and amortisation	(346)	(329)	(373)
Profit from operations	(1,932)	(1,470)	(1,991)
Net loan-loss provisions	(155)	(31)	(35)
Other gains (losses) and provisions	(190)	(412)	(238)
Operating profit/(loss) before tax	(2,277)	(1,913)	(2,264)
Income tax	242	69	157
Profit/(loss) from continuing operations	(2,035)	(1,844)	(2,107)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(2,035)	(1,844)	(2,107)
Profit/(loss) attributable to non-controlling interests	2	0	(9)
Attributable profit to the parent	(2,037)	(1,844)	(2,098)
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(263,008)	(226,351)	(190,589)
Loans and advances to customers	0	0	0
Cash, balances at central banks and credit institutions and other deposits on demand	(174,152)	(142,513)	(107,895)
Debt instruments	0	0	0
Other financial assets	0	0	0
Other asset accounts	(88,856)	(83,838)	(82,694)
TOTAL LIABILITIES	(174,152)	(142,513)	(107,895)
Customer deposits	0	0	0
Central banks and credit institutions	(174,152)	(142,513)	(107,895)
Marketable debt securities	0	0	0
Other financial liabilities	0	0	0
Other liabilities accounts	0	0	0
Total equity	(88,856)	(83,838)	(82,694)
Other customer funds under management	0	0	0
Investment funds	0	0	0
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	€ 0	€ 0	€ 0